Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 MXN ($) $ / shares shares
Earnings per share [line items]
Consolidated net income		$ 20,226		$ 19,626		$ 16,331
Consolidated net income attributable to equity holders of the parent		$ 19,536		$ 19,034		$ 15,708
Weighted average number of shares for basic earnings per share (millions of shares) | shares		16,807		16,807		16,807
Earnings per share | (per share)	$ 1,160,000	$ 1.16	$ 1,130,000	$ 1.13	$ 930,000	$ 0.93
"A" shares
Earnings per share [line items]
Consolidated net income		$ 9,551		$ 9,268		$ 7,712
Consolidated net income attributable to equity holders of the parent		$ 9,225		$ 8,989		$ 7,418
Weighted average number of shares for basic earnings per share (millions of shares) | shares		7,937		7,937		7,937
"D" shares
Earnings per share [line items]
Consolidated net income		$ 5,618		$ 5,451		$ 4,536
Consolidated net income attributable to equity holders of the parent		$ 5,426		$ 5,287		$ 4,363
Weighted average number of shares for basic earnings per share (millions of shares) | shares		4,668		4,668		4,668
"B" shares
Earnings per share [line items]
Consolidated net income		$ 1,896		$ 1,840		$ 1,531
Consolidated net income attributable to equity holders of the parent		$ 1,831		$ 1,784		$ 1,473
Weighted average number of shares for basic earnings per share (millions of shares) | shares		1,576		1,576		1,576
"L" shares
Earnings per share [line items]
Consolidated net income		$ 3,161		$ 3,067		$ 2,552
Consolidated net income attributable to equity holders of the parent		$ 3,054		$ 2,974		$ 2,454
Weighted average number of shares for basic earnings per share (millions of shares) | shares		2,626		2,626		2,626